UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-21052

                         BlackRock California Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Municipal Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:           888-825-2257

Date of fiscal year end:           August 31, 2006

Date of reporting period:           May 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2006

BlackRock California Municipal Bond Trust (BZA)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—153.7%
			California—146.4%
AAA	$ 5,000		Anaheim Pub. Fin. Auth. RB, Pub. Impvt. Proj., Ser. C, Zero Coupon, 9/01/32, FSA	No Opt. Call	$ 1,351,000
A+	1,175		Chula Vista Indl. Dev. RB, 5.00%, 12/01/27	12/15 @ 102	1,197,642
A2	4,000		Edl. Facs. Auth. RB, Univ. of San Diego Proj., Ser. A, 5.25%, 10/01/30	10/12 @ 100	4,143,200
BBB	3,845		Foothill/Eastn. Transp. Corridor Agcy. RB, Toll Rd. Proj., 5.75%, 1/15/40	01/10 @ 101	3,972,423
			Golden St. Tobacco Sec. Corp. RB,
AAA	2,920		5.00%, 6/01/45, AMBAC	06/15 @ 100	2,962,223
BBB	2,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,218,300
BBB	1,000		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	1,116,510
AAA	2,500	[3]	Ser. B, 5.50%, 6/01/13	N/A	2,736,225
AAA	1,300	[3]	Ser. B, 5.625%, 6/01/13	N/A	1,432,678
A+	3,270		Hlth. Facs. Fin. Auth. RB, Insured Hlth. Facs. Valleycare Proj., Ser. A, 5.375%, 5/01/27	05/12 @ 100	3,403,024
			Infrastructure & Econ. Dev. RB,
AAA	3,000	[3]	Asian Museum Fndtn. of San Francisco Proj., 5.25%, 6/01/07, MBIA	N/A	3,078,990
AAA	3,500	[4]	Auth. Rand Corp. Proj., Ser. A, 5.25%, 4/01/42, AMBAC	04/12 @ 100	3,623,865
AAA	3,100	[3]	Bay Area Toll Brdgs. Proj., Ser. A, 5.00%, 1/01/28, AMBAC	N/A	3,325,835
A	3,750		J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11 @ 101	3,802,050
A3	1,745		Kaweah Delta Hlth. Care Dist. RB, 6.00%, 8/01/34	08/12 @ 102	1,868,825
			Lathrop Fin. Auth. RB, Wtr. Sply. Proj.,
NR	655		5.90%, 6/01/27	06/13 @ 100	685,222
NR	1,180		6.00%, 6/01/35	06/13 @ 100	1,240,959
			Live Oak Unified Sch. Dist. Cap. Apprec. Election GO,
AAA	705		Ser. B, Zero Coupon, 8/01/29, XLCA	08/18 @ 55.976	207,609
AAA	795		Ser. B, Zero Coupon, 8/01/30, XLCA	08/18 @ 52.942	220,509
AAA	830		Ser. B, Zero Coupon, 8/01/31, XLCA	08/18 @ 50.064	218,979
AAA	865		Ser. B, Zero Coupon, 8/01/32, XLCA	08/18 @ 47.332	215,506
AAA	905		Ser. B, Zero Coupon, 8/01/33, XLCA	08/18 @ 44.74	212,865
AAA	945		Ser. B, Zero Coupon, 8/01/34, XLCA	08/18 @ 42.283	209,818
			Los Angeles Regl. Arpt. Impvt. Corp. Lease RB, American Airlines, Inc. Proj.,
B-	1,000		Ser. B, 7.50%, 12/01/24	12/12 @ 102	1,076,750
B-	680		Ser. C, 7.50%, 12/01/24	12/12 @ 102	732,190
			Multi-Fam. Hsg. RB,
Aa2	2,195		San Lucas Apts. Proj., Ser. 5, 5.95%, 11/01/34	12/11 @ 100	2,271,342
Aa2	2,365		Westgate Courtyard Apts. Proj., Ser. 3, 5.80%, 11/01/34	12/11 @ 100	2,446,616
AAA	2,400	[3]	Orange Cnty. Cmnty. Facs. Dist. ST, Ladera Ranch Proj., Ser. A, 6.00%, 8/15/10	N/A	2,644,872
BBB+	3,000		Palm Springs Mobile Home Park RB, Sahara Mobile Home Park Proj., 5.75%, 5/15/37	05/12 @ 102	3,106,170
BBB	530		Poll. Ctrl. Sld. Wst. RB, Wst. Mgmt., Inc. Proj., Ser. A-2, 5.40%, 4/01/25	04/15 @ 101	548,338
AAA	470		San Carlos Sch. Dist. Election 2005 GO, Ser. A, 5.00%, 10/01/30, MBIA	10/16 @ 100	485,670
NR	2,500		San Francisco City & Cnty. Redev. Agcy. Cmnty. Facs. Dist. ST, Mission Bay South
			Proj., 6.25%, 8/01/33	08/11 @ 101	2,631,275
AAA	15,000		Santa Ana Unified Sch. Dist. COP, Zero Coupon, 4/01/29, FSA	No Opt. Call	4,859,700
AAA	2,500		Santa Clara Valley Wtr. Dist. Wtr. Util. Sys. RB, Ser. A, 5.125%, 6/01/31, FGIC	06/10 @ 100	2,555,550
			Statewide Cmnty. Dev. Auth. RB,
BBB+	1,500		Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 7/01/30	07/15 @ 100	1,529,220
A+	5,000		Kaiser Permanente Proj., Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,199,200
AA-	3,250		Sutter Hlth. Oblig. Grp. Proj., Ser. B, 5.625%, 8/15/42	08/12 @ 100	3,431,123
A+	1,500		Torrance Hosp. RB, Torrance Mem. Med. Ctr. Proj., Ser. A, 5.50%, 6/01/31	06/11 @ 101	1,549,350

					78,511,623

1

BlackRock California Municipal Bond Trust (BZA)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Multi-State—7.3%
Baa1	3,500	[5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$ 3,920,945

			Total Investments—153.7% (cost $76,917,9556)		$ 82,432,568
			Other assets in excess of liabilities—2.2%		1,155,488
			Preferred shares at redemption value, including dividends payable—(55.9)%		(29,980,087)

			Net Assets Applicable to Common Shareholders—100%		$ 53,607,969

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2006, the Trust held 7.3% of its net assets, with a current market value of $3,920,945, in securities restricted as to resale.
[5]	Security pledged as collateral.
[6]	Cost for Federal income tax purposes is $76,910,682. The net unrealized appreciation on a tax basis is $5,521,886, consisting of $5,575,564 gross unrealized appreciation and $53,678 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
COP	—	Certificate of Participation	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	ST	—	Special Tax
FSA	—	Financial Security Assurance	XLCA	—	XL Capital Assurance
GO	—	General Obligation

2

Item 2. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                BlackRock California Municipal Bond Trust

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/   Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 26, 2006

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006